Business Combinations - Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets (Detail) - Sinclair Interplanetary [Member] - Rocket Lab USA, Inc. - USD ($)
$ in Thousands
		12 Months Ended
	Apr. 28, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Total identifiable intangible assets acquired		$ 10,250
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years
Total identifiable intangible assets acquired		9,200
In-process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired		100
Customer Related [Member]
Business Acquisition [Line Items]
Estimated Life in Years	3 years
Total identifiable intangible assets acquired		600
Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years	8 months 12 days
Total identifiable intangible assets acquired		50
Trademark and Trade names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	3 years
Total identifiable intangible assets acquired		100
Noncompete Agreement [Member]
Business Acquisition [Line Items]
Estimated Life in Years	4 years
Total identifiable intangible assets acquired		$ 200